Eaton Vance
Tax-Managed Value Fund
July 31, 2026 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2026, the value of the Fund’s investment in the Portfolio was $995,247,607 and the Fund owned 78.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 2.3%
Honeywell Aerospace, Inc.(1)	29,759	$ 6,152,375
RTX Corp.	107,040	23,037,149
		$ 29,189,524
Banks — 8.0%
JPMorgan Chase & Co.	130,108	$ 45,770,693
PNC Financial Services Group, Inc.	142,029	35,488,786
Wells Fargo & Co.	241,713	20,896,089
		$ 102,155,568
Beverages — 0.8%
Coca-Cola Co.	117,922	$ 10,328,788
		$ 10,328,788
Biotechnology — 2.0%
AbbVie, Inc.	61,461	$ 15,423,023
Gilead Sciences, Inc.	75,441	9,823,173
		$ 25,246,196
Broadline Retail — 3.9%
Amazon.com, Inc.(1)	147,373	$ 40,023,560
eBay, Inc.	81,234	9,261,488
		$ 49,285,048
Building Products — 0.6%
Carrier Global Corp.	113,000	$ 6,984,530
		$ 6,984,530
Capital Markets — 6.6%
Cboe Global Markets, Inc.	22,561	$ 6,999,099
Charles Schwab Corp.	241,577	25,423,563
Goldman Sachs Group, Inc.	22,892	23,312,755
Interactive Brokers Group, Inc., Class A	324,136	28,520,727
		$ 84,256,144
Chemicals — 1.5%
Linde PLC	38,610	$ 18,470,252
Solstice Advanced Materials, Inc.	14,879	895,269
		$ 19,365,521
Security	Shares	Value
Communications Equipment — 1.7%
Cisco Systems, Inc.	191,540	$ 22,216,725
		$ 22,216,725
Consumer Staples Distribution & Retail — 1.3%
U.S. Foods Holding Corp.(1)	169,731	$ 17,073,241
		$ 17,073,241
Containers & Packaging — 2.1%
Avery Dennison Corp.	31,014	$ 5,264,006
Ball Corp.	320,112	20,775,269
		$ 26,039,275
Electric Utilities — 2.3%
NextEra Energy, Inc.	297,770	$ 25,882,168
NRG Energy, Inc.	25,452	3,417,949
		$ 29,300,117
Electronic Equipment, Instruments & Components — 0.9%
Zebra Technologies Corp., Class A(1)	37,180	$ 10,924,228
		$ 10,924,228
Entertainment — 1.1%
Walt Disney Co.	147,913	$ 14,227,751
		$ 14,227,751
Financial Services — 1.6%
Rocket Cos., Inc., Class A(1)	264,855	$ 3,416,629
Visa, Inc., Class A	44,697	16,364,913
		$ 19,781,542
Food Products — 1.8%
Hershey Co.	81,929	$ 14,341,671
Nestle SA	90,000	8,995,588
		$ 23,337,259
Ground Transportation — 2.1%
CSX Corp.	240,932	$ 12,142,973
Union Pacific Corp.	50,876	14,862,406
		$ 27,005,379
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	133,672	$ 14,129,131
Stryker Corp.	58,093	18,920,890
		$ 33,050,021

Tax-Managed Value Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	32,799	$ 13,591,906
		$ 13,591,906
Household Durables — 1.1%
DR Horton, Inc.	99,360	$ 14,214,442
		$ 14,214,442
Household Products — 0.3%
Kimberly-Clark Corp.	33,032	$ 3,610,728
		$ 3,610,728
Industrial Conglomerates — 2.5%
3M Co.	140,271	$ 24,726,972
Honeywell International, Inc.	29,759	7,232,925
		$ 31,959,897
Insurance — 5.6%
Arch Capital Group Ltd.(1)	183,981	$ 18,495,610
MetLife, Inc.	215,811	20,745,911
Reinsurance Group of America, Inc.	33,595	7,956,976
Travelers Cos., Inc.	64,030	23,970,271
		$ 71,168,768
Interactive Media & Services — 3.8%
Alphabet, Inc., Class A	135,239	$ 48,162,665
		$ 48,162,665
Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	40,011	$ 22,978,317
		$ 22,978,317
Machinery — 7.2%
Ingersoll Rand, Inc.	287,559	$ 23,976,669
Otis Worldwide Corp.	56,500	4,065,175
Parker-Hannifin Corp.	32,648	31,881,752
Westinghouse Air Brake Technologies Corp.	109,778	31,930,029
		$ 91,853,625
Metals & Mining — 1.5%
Steel Dynamics, Inc.	73,397	$ 18,441,730
		$ 18,441,730
Multi-Utilities — 2.5%
CenterPoint Energy, Inc.(2)	178,751	$ 7,514,692
Security	Shares	Value
Multi-Utilities (continued)
Sempra	273,870	$ 24,251,189
		$ 31,765,881
Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp.	248,950	$ 49,000,829
ConocoPhillips	103,400	12,457,632
EOG Resources, Inc.	51,427	7,646,681
Occidental Petroleum Corp.	161,414	9,211,897
Phillips 66	49,190	10,412,539
Williams Cos., Inc.	170,886	12,225,184
		$ 100,954,762
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	116,254	$ 7,592,549
Eli Lilly & Co.	14,117	16,218,174
Merck & Co., Inc.	124,185	16,168,887
		$ 39,979,610
Residential REITs — 0.7%
AvalonBay Communities, Inc.	47,915	$ 8,893,503
		$ 8,893,503
Semiconductors & Semiconductor Equipment — 8.5%
Intel Corp.(1)	409,795	$ 36,963,509
Microchip Technology, Inc.	166,013	12,333,106
Micron Technology, Inc.	62,137	51,140,615
QUALCOMM, Inc.	56,245	8,302,324
		$ 108,739,554
Software — 1.3%
Microsoft Corp.	25,240	$ 11,729,533
Oracle Corp.	39,014	5,066,748
		$ 16,796,281
Specialty Retail — 3.4%
Home Depot, Inc.	81,060	$ 26,908,678
Ross Stores, Inc.	67,364	16,913,079
		$ 43,821,757
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	138,437	$ 42,764,574

Tax-Managed Value Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	220,296	$ 10,552,178
		$ 53,316,752
Total Common Stocks (identified cost $527,555,541)		$1,270,017,035

Short-Term Investments — 0.9%

Affiliated Fund — 0.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(3)	3,229,083	$ 3,229,083
Total Affiliated Fund (identified cost $3,229,083)		$ 3,229,083

Securities Lending Collateral — 0.6%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%	7,609,409	$ 7,609,409
Total Securities Lending Collateral (identified cost $7,609,409)		$ 7,609,409
Total Short-Term Investments (identified cost $10,838,492)		$ 10,838,492
Total Investments — 100.6% (identified cost $538,394,033)		$1,280,855,527
Other Assets, Less Liabilities — (0.6)%		$ (7,545,997)
Net Assets — 100.0%		$1,273,309,530

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)
All or a portion of this security was on loan at July 31, 2026. The aggregate market value of securities on loan at July 31, 2026 was
$7,439,525 and the total market value of the collateral received by the
Portfolio was $7,609,409, comprised of cash.

(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Abbreviations:
REITs	– Real Estate Investment Trusts
The Portfolio did not have any open derivative instruments at July 31, 2026.
Affiliated Investments
At July 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,229,083, which represents 0.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,103,021	$101,980,207	$(99,854,145)	$ —	$ —	$3,229,083	$77,999	3,229,083

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Tax-Managed Value Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$62,390,416	$ —	$ —	$62,390,416
Consumer Discretionary	107,321,247	—	—	107,321,247
Consumer Staples	45,354,428	8,995,588	—	54,350,016
Energy	100,954,762	—	—	100,954,762
Financials	277,362,022	—	—	277,362,022
Health Care	134,846,050	—	—	134,846,050
Industrials	186,992,955	—	—	186,992,955
Information Technology	211,993,540	—	—	211,993,540
Materials	63,846,526	—	—	63,846,526
Real Estate	8,893,503	—	—	8,893,503
Utilities	61,065,998	—	—	61,065,998
Total Common Stocks	$1,261,021,447	$8,995,588 *	$ —	$1,270,017,035
Short-Term Investments:
Affiliated Fund	$3,229,083	$ —	$ —	$3,229,083
Securities Lending Collateral	7,609,409	—	—	7,609,409
Total Investments	$1,271,859,939	$8,995,588	$ —	$1,280,855,527

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.